BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Contratual Maturities of Borrowings
The contractual maturities of borrowings, by year, at December 31, 2017 are as follows:

	FHLB Advances	Subordinated Debt	Total
	(Dollars in Thousands)
2018	$36,500	$—	$36,500
2019	39,000	—	39,000
2020(1)	43,000	—	43,000
2021	18,500	—	18,500
2022(2)	19,094	—	19,094
Thereafter(3)	14,000	8,248	22,248
Total	$170,094	$8,248	$178,342
Weighted average rate	1.86%	3.29%	1.92%

(1) Includes FHLB advances of $3.0 million that are callable during 2018.
(2) Includes an FHLB advance of $4.0 million that is callable during 2019.
(3) Includes FHLB advances of $6.0 million that are callable during 2020.